EMPLOYEE BENEFITS - Additional Information (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Installments R$ / shares	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 31, 2021 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense, net of social charges	R$ 126,987	R$ 123,931	R$ 228,133
Share Price | R$ / shares	R$ 16.89	R$ 11.61
Parent company
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense, net of social charges	R$ 13,304	R$ 8,249	R$ 74,734
Matching Awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock split, conversion ratio	1
Number of instalments | Installments	3
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period	3 years